INTEREST INCOME (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
INTEREST INCOME
Margin financing	$ 766,722	$ 786,095	$ 1,193,838	$ 1,254,098
Bank deposits	196,807	88,916	496,066	143,669
Securities lending	182,124	233,929	292,095	307,435
Bridge loan	48,235		91,503
IPO financing	750	160,000	1,870	195,406
Other financing	1,023		1,112
Total	$ 1,195,661	$ 1,268,940	$ 2,076,484	$ 1,900,608